Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000183992 | CCO Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000183992 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000183992 | VICI Properties
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000183992 | South Bow Canadian Infrastructure Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000183992 | Six Flags Entertainment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000183992 | Level 3 Financing
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000183992 | Avis Budget Car Rental
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183992 | Latam Airlines Group
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183992 | First Quantum Minerals
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183992 | Edison International
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183992 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	88.10%
C000183992 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000183992 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000183992 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183992 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000183993 | CCO Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000183993 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000183993 | VICI Properties
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000183993 | South Bow Canadian Infrastructure Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000183993 | Six Flags Entertainment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000183993 | Level 3 Financing
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000183993 | Avis Budget Car Rental
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183993 | Latam Airlines Group
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183993 | First Quantum Minerals
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183993 | Edison International
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183993 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	88.10%
C000183993 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000183993 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000183993 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183993 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000183994 | CCO Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000183994 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000183994 | VICI Properties
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000183994 | South Bow Canadian Infrastructure Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000183994 | Six Flags Entertainment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000183994 | Level 3 Financing
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000183994 | Avis Budget Car Rental
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183994 | Latam Airlines Group
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183994 | First Quantum Minerals
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183994 | Edison International
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183994 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	88.10%
C000183994 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000183994 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000183994 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183994 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)